Geographic information (Tables)	12 Months Ended
Mar. 31, 2023
Operating Segments [Abstract]
The geographic segmentation of the Company's assets and sales
The geographic segmentation of the Company’s assets is as follows:

	2023				2022

	Property and equipment	Right-of-use assets	Intangible assets	Goodwill	Property and equipment	Right-of-use assets	Intangible assets	Goodwill
	$	$	$	$	$	$	$	$

Canada	13,499	8,468	56	1,350,645	10,356	10,062	990	2,104,368
United States	974	3,259	237,641	—	1,155	6,079	303,393	—
New Zealand	611	152	58,948	—	656	517	75,892	—
Germany	298	1,109	9,227	—	288	1,312	16,594	—
Other	4,109	7,985	5,578	—	4,001	7,569	12,699	—

Geographic sales based on customer location are detailed as follows:

	2023	2022
	$	$

United States	527,350	395,871
Canada	47,066	33,423
Australia	45,321	29,230
United Kingdom	30,237	15,749
Other	80,532	74,099